UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $      173,157
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ---------
3M COMPANY                     COM            88579y101     3457    41814 SH       SOLE                   0      0     41814
ACTIVISION INC   COM NEW       COM            00507v109      385    34695 SH       SOLE                   0      0     34695
AIRGAS INC                     COM            009363102      431     9048 SH       SOLE                   0      0      9048
ALBERTO CULVER CO              COM            013078100      597    20385 SH       SOLE                   0      0     20385
AMEDISYS INC COM               COM            023436108      494    10155 SH       SOLE                   0      0     10155
APPLE COMPUTER INC             COM            037833100     4685    22234 SH       SOLE                   0      0     22234
APPLIED MATERIAL INC           COM            038222105     2558   183474 SH       SOLE                   0      0    183474
ASPEN INSURANCE HLDG           COM            g05384105      527    20690 SH       SOLE                   0      0     20690
AT& T INC                      COM            00206r102    11066   394807 SH       SOLE                   0      0    394807
ATHEROS COMMUNICATIONS COM     COM            04743p108      678    19810 SH       SOLE                   0      0     19810
BANK NEW YORK MELLON           COM            064058100     2479    88626 SH       SOLE                   0      0 88626.457
BAXTER INTERNTL INC            COM            071813109     3125    53257 SH       SOLE                   0      0 53256.931
BECKMAN COULTER INC            COM            075811109      501     7650 SH       SOLE                   0      0      7650
BEST BUY INC COM               COM            086516101     2012    50987 SH       SOLE                   0      0     50987
BJS WHOLESALE CLUB INC         COM            05548j106      463    14140 SH       SOLE                   0      0     14140
BOK FINANCIAL CORPORATION      COM            05561q201      442     9297 SH       SOLE                   0      0      9297
BROADCOM CORP CL A             COM            111320107     3110    98822 SH       SOLE                   0      0     98822
CERNER CORP COM                COM            156782104      333     4041 SH       SOLE                   0      0      4041
CHICOS FAS INC COM             COM            168615102      539    38348 SH       SOLE                   0      0     38348
CISCO SYSTEMS INC    COM       COM            17275r102     2967   123931 SH       SOLE                   0      0    123931
CITRIX SYS INC COM             COM            177376100      569    13667 SH       SOLE                   0      0     13667
CME GROUP INC COM              COM            12572q105     2639     7854 SH       SOLE                   0      0      7854
CROWN CASTLE INTL              COM            228227104      803    20570 SH       SOLE                   0      0     20570
DANAHER CORP DEL COM           COM            235851102     2946    39180 SH       SOLE                   0      0     39180
DARDEN RESTAURANTS INC COM     COM            237194105     1828    52124 SH       SOLE                   0      0     52124
DENTSPLY INTL INC              COM            249030107      462    13129 SH       SOLE                   0      0     13129
DEVRY INC DEL                  COM            251893103      529     9318 SH       SOLE                   0      0      9318
DIAGEO P L C SPONSORED ADR     COM            25243q205     2606    37541 SH       SOLE                   0      0     37541
DOLLAR TREE INC.               COM            256746108      325     6730 SH       SOLE                   0      0      6730
DST SYSTEMS INC DEL            COM            233326107      369     8466 SH       SOLE                   0      0      8466
E M C CORP MASS COM            COM            268648102     2601   148865 SH       SOLE                   0      0    148865
EL PASO CORPORATION            COM            28336l109      382    38830 SH       SOLE                   0      0     38830
ENERGEN CORP COM               COM            29265N108      296     6327 SH       SOLE                   0      0      6327
EXPEDITORS INTL WASH COM       COM            302130109      416    11970 SH       SOLE                   0      0     11970
F5 NETWORKS INC                COM            315616102      470     8870 SH       SOLE                   0      0      8870
FLOWSERVE CORP                 COM            34354p105      365     3862 SH       SOLE                   0      0      3862
FMC TECHS INC        COM       COM            30249u101      416     7200 SH       SOLE                   0      0      7200
FREEPRT-MCMRAN CPR&GLD B       COM            35671d857     1085    13510 SH       SOLE                   0      0     13510
GEN-PROBE INCORPORATED         COM            36866t103      378     8815 SH       SOLE                   0      0      8815
GENERAL ELECTRIC               COM            369604103     1641   108482 SH       SOLE                   0      0    108482
GILEAD SCIENCES INC COM        COM            375558103     2741    63349 SH       SOLE                   0      0     63349
GOOGLE INC CL A                COM            38259p508     2947     4754 SH       SOLE                   0      0      4754
HARSCO CORP                    COM            415864107      284     8822 SH       SOLE                   0      0      8822
INTEL CORP                     COM            458140100     3002   147170 SH       SOLE                   0      0    147170
INTL GAME TECHNOLOGY           COM            459902102      289    15387 SH       SOLE                   0      0     15387
ISHARE DJ TEL SC INX           COM            464287713     3558   177720 SH       SOLE                   0      0    177720
ISHARES TR DJ US REAL EST      COM            464287739      902    19635 SH       SOLE                   0      0     19635
J P MORGAN CHASE & CO COM      COM            46625H100     3639    87322 SH       SOLE                   0      0     87322
KOHLS CORP COM                 COM            500255104     2396    44427 SH       SOLE                   0      0     44427
LUBRIZOL CORP                  COM            549271104      536     7349 SH       SOLE                   0      0      7349
MANPOWER INC                   COM            56418h100      463     8484 SH       SOLE                   0      0      8484
MICROSOFT CORP                 COM            594918104     3438   112781 SH       SOLE                   0      0    112781
MORGAN STANLEY                 COM            617446448     2714    91703 SH       SOLE                   0      0     91703
NASDAQ STOCK MARKET COM        COM            631103108      317    15984 SH       SOLE                   0      0     15984
NEW YORK CMNTY BANCORP         COM            649445103      385    26567 SH       SOLE                   0      0     26567
PFIZER INC DEL PV$0.05         COM            717081103     2758   151601 SH       SOLE                   0      0    151601
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7575   446645 SH       SOLE                   0      0    446645
PRAXAIR INC                    COM            74005p104     2495    31065 SH       SOLE                   0      0     31065
PRIDE INTERNATIONAL INC (DE)   COM            74153q102      384    12033 SH       SOLE                   0      0     12033
PROCTER & GAMBLE CO            COM            742718109     2889    47644 SH       SOLE                   0      0 47644.361

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ---------
RACKSPACE HOSTING              COM            750086100      445    21325 SH       SOLE                   0      0     21325
RAYMOND JAMES FINL INC COM     COM            754730109      392    16490 SH       SOLE                   0      0     16490
RELIANCE STEEL & ALUM COM      COM            759509102      449    10393 SH       SOLE                   0      0     10393
ROPER INDS INC NEW COM         COM            776696106      468     8934 SH       SOLE                   0      0      8934
SECTOR SPDR ENERGY             COM            81369y506     6691   117359 SH       SOLE                   0      0    117359
SECTOR SPDR UTILITIES          COM            81369y886     3989   128593 SH       SOLE                   0      0    128593
SPDR SERIES TRUST OILGAS EQUIP COM            78464a748      442    15535 SH       SOLE                   0      0     15535
STANDARD&POORS DEP RCPT        COM            78462f103    17332   155530 SH       SOLE                   0      0    155530
STREETTRACKS GOLD TR GOLD SHS  COM            78463v107      310     2893 SH       SOLE                   0      0      2893
"TEXAS ROADHOUSE, INC."        COM            882681109      404    35945 SH       SOLE                   0      0     35945
THERMO ELECTRON CORP COM       COM            883556102     2742    57493 SH       SOLE                   0      0     57493
UNITED HEALTHCARE CORP COM     COM            91324P102     2467    80935 SH       SOLE                   0      0     80935
UNITED PARCEL SERVICE CL B     COM            911312106     2348    40935 SH       SOLE                   0      0     40935
US BANCORP (NEW)               COM            902973304     3350   148835 SH       SOLE                   0      0    148835
VANGUARD INDEX FDS LARGE CAP E COM            922908637      362     7150 SH       SOLE                   0      0      7150
VANGUARD MID-CAP ETF           COM            922908629      224     3730 SH       SOLE                   0      0      3730
VARIAN SEMICONDUCTOR EQUIPMENT COM            922207105      527    14687 SH       SOLE                   0      0     14687
VECTREN CORP COM               COM            92240G101      468    18949 SH       SOLE                   0      0     18949
VIACOM INC NEW      CL B       COM            92553p201      607    20420 SH       SOLE                   0      0     20420
"VIACOM, INC. CLASS A"         COM            92553P102     2128    67555 SH       SOLE                   0      0     67555
WAL-MART STORES INC            COM            931142103     3332    62338 SH       SOLE                   0      0     62338
WELLS FARGO & CO DEL COM       COM            949746101      279    10349 SH       SOLE                   0      0     10349
ISHARES TR MSCI EAFE IDX       COM            464287465      494     8932 SH       SOLE                   0      0      8932
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    14513   353967 SH       SOLE                   0      0    353967
BARCLAYS BANK PLC SPON ADR REP PRF            06739h776      486    22015 SH       SOLE                   0      0     22015
ROYAL BK SCOTLAND GRP SP ADR L PRF            780097788      539    41616 SH       SOLE                   0      0     41616
TORTOISE ENERGY INFR COM       PRF            89147L100     1682    54232 SH       SOLE                   0      0     54232